Fees Summary	Jul. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,374,060.28
Previously Paid Amount	0.00
Total Fee Amount	327.86
Total Offset Amount	0.00
Net Fee	$ 327.86
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A